Notes payable (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Note Payable

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Included in non-current liabilities	3,572	3,497
Included in current liabilities	2,154	-
	5,726	3,497

Summary of unsecured senior notes

	Principal amount (US$’million)	Carrying amount at December 31, 2024 (RMB’million)	Carrying amount at December 31, 2025 (RMB’million)	Interest Rate (per annum)	Due
2025 Notes	300	2,154	-	1.375%	2025
2030 Notes	500	3,572	3,497	2.000%	2030
	800	5,726	3,497